Assets Held For Sale (Tables)	12 Months Ended
Dec. 31, 2014
Discontinued Operations and Disposal Groups [Abstract]
Schedule of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet and Additional Disclosures

(In US$ millions)	November 4, 2014
Enterprise value	900
Deferred consideration receivable	74
Less: Debt assumed	(433)
Purchase price	541

Less: Working capital adjustment	(6)
Adjusted purchase price	535

Cash	467
Deferred consideration receivable	74
Less: Working capital payable	(6)
Fair value of purchase consideration	535

Less: net carrying value of assets and liabilities	(303)
Less: allocated goodwill to subsidiaries	(41)
Gain on sale	191
The gain is calculated as follows:

(In US$ millions)	December 31, 2013
Fair value of consideration received	2,600
Carry value of assets and liabilities	1,324
Other related costs to sale	20
Total gain on sale	1,256

(In US$ millions)	March 21, 2014
Enterprise value	1,240
Less: Debt assumed	(443)
Purchase price	797

Less: Working capital adjustment	(331)
Adjusted purchase price	466

Cash	697
Discount note issued	100
Less: Working capital payable	(331)
Fair value of purchase consideration	466

Less: net carrying value of assets and liabilities	7
Less: allocated goodwill to subsidiaries	(33)
Gain on sale	440
Assets and liabilities held in the Company's consolidated balance sheet included as held for sale are shown below:

(In US$ millions)	As at December 31, 2014
ASSETS
Current assets
Cash and cash equivalents	27
Accounts receivables, net	78
Deferred tax assets	9
Other current assets	20
Total current assets	134

Non-current assets
Drilling units	965
Deferred tax assets LT	5
Goodwill	49
Other non-current assets	86
Total non-current assets	1,105
Total assets	1,239

LIABILITIES
Current liabilities
Trade accounts payable	(2)
Other current liabilities	(56)
Total current liabilities	(58)

Non-current liabilities
Other non-current liabilities	(50)
Total non-current liabilities	(50)
Total liabilities	(108)